INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Less: accumulated amortization	$ (713,142)	$ (142,628)	$ 0
Intangible assets, net	$ 2,709,939	$ 3,280,453	0
Customer lists
Estimated useful lives	3 years	3 years
Intangible assets, gross	$ 1,604,341	$ 1,604,341	0
Patents
Estimated useful lives	3 years	3 years
Intangible assets, gross	$ 1,818,740	$ 1,818,740	$ 0